UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            August 13, 2010
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

-----------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		22
Form 13F Information Table Value Total:		88,758
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-	VALUE-	SHARES/	SECURTY	DISCR-	OTHER   	VOTING
---ISSUER----	-CLASS-	-------	X$1000	PRN AMT	TYPE	ETION	MGRS	AUTHORITY
ACTIVIDENTITY	COM          	00506P103	  1670	   874397	Sh  	Sole	None	Sole
AUTOBYTEL INC	COM          	05275N106	  8370	  7341686	Sh  	Sole	None	Sole
BIGBAND NETWO	COM          	089750509	   517	   171064	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   516	   406567	Sh  	Sole	None	Sole
EARTHLINK INC	COM          	270321102	  3719	   467201	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 24456	  7940360	Sh  	Sole	None	Sole
GUIDANCE SOFT	COM          	401692108	  1404	   268983	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  3540	  3000355	Sh  	Sole	None	Sole
HYPERCOM CORP	COM          	44913M105	  1666	   359150	Sh  	Sole	None	Sole
INTERNET CAPI	COM          	46059C205	  3261	   429064	Sh  	Sole	None	Sole
OTIX GLOBAL I	COM          	68906N200	  1970	   492482	Sh  	Sole	None	Sole
RENTECH INC  	COM          	760112102	  1197	  1208652	Sh  	Sole	None	Sole
SAFEGUARD SCI	COM          	786449207	   106	    10000	Sh  	Sole	None	Sole
SONIC FOUNDRY	COM          	83545R207	    80	    10944	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  3103	   795516	Sh  	Sole	None	Sole
VERTRO INC   	COM          	92535G105	   763	  1557355	Sh  	Sole	None	Sole
WEB.COM GROUP	COM          	94733A104	  3176	   884567	Sh  	Sole	None	Sole
ARUBA NETWORK	COM    	043176106	  4656	   327000	PUT 	Sole	None	Sole
BLUE COAT SYS	COM    	09534T508	   750	    36700	PUT 	Sole	None	Sole
CAVIUM NETWOR	COM    	14965A101	  3229	   123300	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    	464287655	 17760	   290600	PUT 	Sole	None	Sole
VISTAPRINT NV	COM    	N93540107	  2849	    60000	PUT 	Sole	None	Sole